Filed with the Securities and Exchange Commission on August 24, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

EXPLANATORY NOTE

This submission is being made solely to obtain identifiers for the following series and/or classes that have previously been closed but for which a final filing is due:

•	The Duncan-Hurst Aggressive Growth Fund, which ceased operations on September 28, 2005; and

•	The Nicholas-Applegate International All-Cap Growth Fund, which merged with the Nicholas-Applegate All-Cap Growth Fund, as series of the Nicholas-Applegate Institutional Funds, on November 18, 2005.